OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Details 2) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total other operating income		$ 131	$ 105	$ 51
Total other operating expenses		(46)	(58)	(36)
Contractual Penalty [Member]
IfrsStatementLineItems [Line Items]
Total other operating income				7
Commercial Interests [Member]
IfrsStatementLineItems [Line Items]
Total other operating income		27	27	30
Compensation For Arbitration Award [Member]
IfrsStatementLineItems [Line Items]
Total other operating income
Provision For Contingencies [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses		(4)	(16)	(7)
Provision For Environmental Remediation [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses			(15)
Decrease In Property Plant And Equipment [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses				(1)
Tax On Bank Transactions [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses		(14)	(13)	(11)
Donations And Contributions [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses		(2)	(2)	(3)
Institutional Relationships [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses		(3)	(3)	(2)
Readjustment Of Investment Plan [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses	[1]	(9)
Royalties Of Argentine Natural Gas Production Promotion Plan [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses		(8)	(5)
Other [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses		(6)	(4)	(12)
Insurance Recovery [Member]
IfrsStatementLineItems [Line Items]
Total other operating income			3	3
Services To Third Parties [Member]
IfrsStatementLineItems [Line Items]
Total other operating income		1	2	4
Profit For Property Plant And Equipment Sale [Member]
IfrsStatementLineItems [Line Items]
Total other operating income		2	1	1
Result From The Sale Of Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Total other operating income		2	2
Dividends Received [Member]
IfrsStatementLineItems [Line Items]
Total other operating income				1
Contingencies Recovery [Member]
IfrsStatementLineItems [Line Items]
Total other operating income			13	2
Tax Charges Recovery [Member]
IfrsStatementLineItems [Line Items]
Total other operating income			2
Surplus Gas Injection Compensation [Member]
IfrsStatementLineItems [Line Items]
Total other operating income		56	51
Compensation For Arbitration Award [Member]
IfrsStatementLineItems [Line Items]
Total other operating income		37
Other [Member]
IfrsStatementLineItems [Line Items]
Total other operating income		$ 6	$ 4	$ 3

[1]	Corresponding to the investment plan’s readjustment bond at the Sierra Chata block (see Note 17.2).